Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

The following table is a summary of short-term borrowings for the last three years:

	2014		2013		2012
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At year-end
Federal funds purchased	$886	.12%	$594	.11%	$950	.11%
Securities sold under agreements to repurchase	948	.05	2,057	5.34	3,388	3.26
Commercial paper	22,197	.12	19,400	.11	16,202	.12
Other short-term borrowings	5,862	.51	5,557	.19	5,762	.29
Total	$29,893	.19%	$27,608	.52%	$26,302	.57%
Average for the year
Federal funds purchased(b)	$2,366	7.94%	$1,879	9.72%	$1,338	15.32%
Securities sold under agreements to repurchase	798	1.07	2,403	4.65	4,942	3.52
Commercial paper	21,227	.12	17,467	.12	15,806	.14
Other short-term borrowings	5,861	.78	5,934	.72	6,463	.72
Total(b)	$30,252	.88%	$27,683	1.29%	$28,549	1.57%
Maximum month-end balance
Federal funds purchased	$3,258		$3,569		$2,467
Securities sold under agreements to repurchase	948		3,121		5,922
Commercial paper	22,322		19,400		17,385
Other short-term borrowings	7,417		6,301		7,443

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.

(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain timeframes per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2014, 2013 and 2012 was $186 million, $181 million and $203 million, respectively.